Contingencies (Pending And Upcoming Tobacco-Related Trials) (Details)	Dec. 31, 2011
Engle Progeny Cases [Member]
Loss Contingencies [Line Items]
Pending and upcoming tobacco-related trials	45
Individual Smoking And Health Cases [Member]
Loss Contingencies [Line Items]
Pending and upcoming tobacco-related trials	2